Leases (Details) - Schedule of the components of lease cost - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of The Components Of Lease Cost Abstract
Operating lease cost	$ 3,423	$ 3,654
Short-term lease cost	466	524
Finance lease cost:
Amortization of finance leased assets	995	2,575
Interest of lease liabilities	$ 79	$ 472